Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
	Equipment	fixtures	Library	Total
Year ended December 31, 2019
Opening net book amount	8,868	—	—	8,868
Additions	28,459	—	—	28,459
Depreciation charge	(9,701)	—	—	(9,701)
Closing net book amount	27,626	—	—	27,626
At December 31, 2019
Cost	1,622,865	7,564	1,207,165	2,837,594
Accumulated depreciation	(1,595,239)	(7,564)	(1,207,165)	(2,809,968)
Net book value	27,626	—	—	27,626
Year ended December 31, 2020
Opening net book amount	27,626	—	—	27,626
Additions	59,414	—	—	59,414
Depreciation charge	(19,280)	—	—	(19,280)
Closing net book amount	67,760	—	—	67,760
At December 31, 2020
Cost	1,682,279	7,564	1,207,165	2,897,008
Accumulated depreciation	(1,614,519)	(7,564)	(1,207,165)	(2,829,248)
Net book value	67,760	—	—	67,760